UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

Asset-Backed Securitizer Report
Pursuant to Section 15G of The Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the quarterly reporting period to

Date of Report (Date of earliest event reported): August 12, 2026

_________________________________________________ (Exact name of securitizer as specified in its charter)
Commission File Number of securitizer: _____________
Central Index Key Number of securitizer: _____________
_________________________________________________ Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)	☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)	☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)	☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor[1]:	0001987690
Happen Rated Notes Issuer Trust (Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable):	_________________________________________________
Central Index Key Number of underwriter (if applicable):	_________________________________________________

Riley Long, Treasurer
(415) 930-7440
(Name and telephone number, including area code, of the person to contact in connection with this filing)
1 Happen Bank, National Association (formerly known as LendingClub Bank, National Association), as depositor, is filing this Form ABS-15G in respect of issuances of asset-backed securities by Happen Rated Notes Issuer Trust (formerly known as LendingClub Rated Notes Issuer Trust).

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

See Report of Independent Accountants on Applying Agreed-Upon Procedures dated August 12, 2026, attached as Exhibit 99.1 to this report.

SIGNATURE(S)

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Happen Bank, National Association,
as Depositor

Date:	August 12, 2026	By:	/s/ Riley Long
Riley Long
Treasurer